SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Capital expenditures	$ 403	$ 341	$ 851	$ 672
Capital commitments	108		108		$ 82
Cash expenditures	379	313	753	639
Increase/decrease in accrued capital expenditures	14	28	78	33
Purchase Obligations for Supplies and Consumables	1,803		1,803		$ 1,972
Other
Disclosure of operating segments [line items]
Capital expenditures	393	341	831	672
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	397	315	802	612
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	21	14	47	27
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	26	33	58	71
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	19	33	48	64
Operating segments | Acacia
Disclosure of operating segments [line items]
Capital expenditures	17	25	33	51
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	113	68	223	123
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	$ 6	$ 26	$ 49	$ 60